Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2021

SAN-QTLY-0821
1.849912.113

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 67.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	17,076,370	$97,847,599
Fidelity Emerging Markets Equity Central Fund (a)	1,015,001	313,452,476
Fidelity International Equity Central Fund (a)	4,042,531	427,659,367
Fidelity Real Estate Equity Central Fund (a)	415,417	57,859,231
Fidelity U.S. Equity Central Fund (a)	14,590,962	1,936,512,477
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,625,771,889)		2,833,331,150

Fixed-Income Central Funds - 28.6%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,499,485	23,045,247
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	155,931	16,124,854
Fidelity Floating Rate Central Fund (a)	724,191	72,817,404
Fidelity High Income Central Fund (a)	454,751	52,260,013

TOTAL HIGH YIELD FIXED-INCOME FUNDS		164,247,518

Investment Grade Fixed-Income Funds - 24.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	949,972	105,997,852
Fidelity International Credit Central Fund (a)	452,695	46,432,946
Fidelity Investment Grade Bond Central Fund (a)	7,636,359	877,264,892

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,029,695,690

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,109,160,501)		1,193,943,208

Money Market Central Funds - 1.8%
Fidelity Cash Central Fund 0.06% (b)	32,499,001	32,505,501
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	43,976,577	43,980,975
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $76,486,476)		76,486,476
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/1/21 to 9/2/21 (d)
(Cost $6,799,911)	6,800,000	6,799,624
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF (e)	654,865	$94,529,764
VanEck Vectors Gold Miners ETF	559,056	18,996,723
TOTAL INVESTMENT COMPANIES
(Cost $119,581,910)		113,526,487
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,937,800,687)		4,224,086,945
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(44,846,286)
NET ASSETS - 100%		$4,179,240,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	83	Sept. 2021	$9,562,015	$(272,999)	$(272,999)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	440	Sept. 2021	94,349,200	(953,619)	(953,619)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	125	Sept. 2021	8,530,000	(72,891)	(72,891)
Total Sold					$(1,026,510)
TOTAL FUTURES CONTRACTS					$(1,299,509)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 2.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,489,682.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,509
Fidelity Commodity Strategy Central Fund	8,234
Fidelity Emerging Markets Debt Central Fund	838,873
Fidelity Emerging Markets Debt Local Currency Central Fund	423,979
Fidelity Emerging Markets Equity Central Fund	2,981,431
Fidelity Floating Rate Central Fund	935,142
Fidelity High Income Central Fund	2,249,598
Fidelity Inflation-Protected Bond Index Central Fund	2,088,194
Fidelity International Credit Central Fund	2,296,845
Fidelity International Equity Central Fund	5,570,257
Fidelity Investment Grade Bond Central Fund	33,033,196
Fidelity Real Estate Equity Central Fund	321,965
Fidelity Securities Lending Cash Central Fund	104,745
Fidelity U.S. Equity Central Fund	22,059,706
Total	$72,918,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,922,296	$196,755,509	$185,170,547	$(1,757)	$--	$32,505,501	0.1
Fidelity Commodity Strategy Central Fund	--	85,549,856	2,373,977	10,451	14,661,269	97,847,599	11.7
Fidelity Emerging Markets Debt Central Fund	27,879,158	5,614,195	11,265,045	(786,307)	1,603,246	23,045,247	0.8
Fidelity Emerging Markets Debt Local Currency Central Fund	15,219,796	423,979	--	--	481,079	16,124,854	10.1
Fidelity Emerging Markets Equity Central Fund	223,607,673	30,937,831	10,208,107	112,182	69,002,897	313,452,476	11.8
Fidelity Floating Rate Central Fund	14,207,510	58,927,138	1,181,076	(1,094)	864,926	72,817,404	3.1
Fidelity High Income Central Fund	53,705,739	7,730,721	14,376,007	74,033	5,125,527	52,260,013	2.2
Fidelity Inflation-Protected Bond Index Central Fund	153,267,204	13,714,135	64,300,369	3,625,847	(308,965)	105,997,852	9.4
Fidelity International Credit Central Fund	45,952,687	7,459,456	6,141,642	156,620	(994,175)	46,432,946	10.0
Fidelity International Equity Central Fund	360,882,090	50,321,182	73,248,692	6,351,902	83,352,885	427,659,367	12.1
Fidelity Investment Grade Bond Central Fund	810,157,055	189,296,126	97,826,994	(728,681)	(23,632,614)	877,264,892	2.8
Fidelity Real Estate Equity Central Fund	4,505,615	46,268,939	996,729	7,925	8,073,481	57,859,231	3.5
Fidelity Securities Lending Cash Central Fund 0.06%	45,210,150	394,604,593	395,833,768	--	--	43,980,975	0.1
Fidelity U.S. Equity Central Fund	1,430,583,670	234,806,494	189,600,786	(17,571,669)	478,294,768	1,936,512,477	6.9
	$3,206,100,643	$1,322,410,154	$1,052,523,739	$(8,750,548)	$636,524,324	$4,103,760,834

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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